Private Placement (Details Narrative) - USD ($)		6 Months Ended	12 Months Ended
	Sep. 17, 2021	Dec. 31, 2021	Dec. 31, 2022
Subsidiary, Sale of Stock [Line Items]
Proceeds from issuance of private placement		$ 5,411,000
Private Placement Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of Units through initial public offering, shares	5,411,000
Share price	$ 1.00
Proceeds from issuance of private placement	$ 5,411,000